Organization, Consolidation and Presentation of Financial Statements	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements:
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies

Meridian Co., Ltd. and Subsidiaries

Notes to Consolidated Financial Statements

(in thousands of Korean Won (~~W~~))

Note 1. Nature of Operation

Meridian Co., Ltd. (“Meridian”), incorporated on April 19, 1994 under the laws of the Republic of Korea ("Korea"), and its subsidiary (hereinafter collectively referred to as the “Company”), are in the business of developing, manufacturing and selling of integrated medical equipment in domestic (Korea) and overseas markets.

On March 4, 2002, Meridian acquired 100% ownership of Meridian America Medicals, Inc. located in the city of Irvine, California, USA to establish a distribution post for the North American market. On December 13, 2004 and February 15, 2005, Meridian America Medicals, Inc. (“MAMI”) issued new common stock, of which the shares were entirely subscribed by a non-controlling shareholder, Meridian Medical, Inc. (“MMI”) Consequently, the ownership by Meridian was diluted from 100% to 75.76%. As of December 31, 2011, the Company excluded MAMI from the consolidated financial statement since the Company disposed the remaining shares in MAMI on September 1, 2011. However, the consolidated financial statements for all years presented do not reflect the disposal as discontinued operation because significant cash inflows are expected to be recognized by the remaining entity as a result of a migration of revenues from the disposed component after the disposal transaction.

On September 29, 2005, Meridian acquired 100% ownership of Rapha & Health Co., Ltd. for ~~W~~ 50,000 in cash to systemize its sales process in domestic (Korean) market. On June 7, 2006, Rapha & Health Co., Ltd. changed its name to Meitian Co., Ltd.  However, Meitian Co., Ltd. ceased its operation in April 2008 so that Meridian could concentrate its resources on the overseas markets.

Note 2. Liquidity and Going Concern

Unlike the net loss of ~~W~~ 1,413,358 for the year ended December 31, 2010, the Company recorded net profit of

~~W~~ 171,962 for the years ended 2011. However, the Company still had an accumulated deficit of ~~W~~ 18,917,553 and working capital deficits of ~~W~~ 8,264,973 of as of December 31, 2011. The Company’s principal source of liquidity is ~~W~~ 41,369 of cash, ~~W~~ 482,161 of trade accounts receivable and ~~W~~68,528 other accounts receivable as of December 31, 2011. Such conditions including the Company's inability to comply with debt restructuring approved by the Court in Korea in 2004 and its negative working capital position raise substantial doubt about the Company’s ability to continue as a going concern. These operating results occurred while the Company continues to develop and commercialize new products. These factors have placed a significant strain on the financial resources of the Company. The ability of the Company to overcome these challenges depends on its capacity to continue generating higher revenue and achieving positive cash flows, its profitability and continued sources of debt and equity financing. The consolidated financial statements have been prepared assuming that the Company will continue as a going concern. Accordingly, the financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, classification of liabilities, or any other adjustments that might result should the Company be unable to continue as a going concern.

On August 4, 2003, when Meridian suffered deteriorated liquidity, the bank accounts of Meridian were suspended from the transactions such as check clearing and direct deposits. In addition, on February 27, 2004, Chooncheon District Court in Korea approved the Company’s debt restructuring plan (or composition) for the total debt of

~~W~~ 4,697,927, which constituted approximately 68% of the total outstanding borrowings and payables of Meridian at that time. The creditors who have agreed to the debt restructuring include the following:

Account	Creditor	Amount
Borrowings	Woori Bank	~~W~~ 391,787
	SMI?ABS Specialty Co., Ltd.	1,000,000
	Rainbow Specialty Securitization Co., Ltd.	500,000
	Korea Technology Credit Guarantee Fund	1,151,884
	Small Business Corporation	300,000
	Korea Exchange Bank	125,831
	Shinhan Bank	41,612
	Subtotal – financial institutions	3,511,114
Accounts payable	Various vendors	1,186,813

	Total	~~W~~ 4,697,927

The original terms of the borrowings, which include secured ~~W~~ 34,200 and unsecured ~~W~~ 3,476,914 of debts to various financial institutions, were alleviated. The new terms require installment payments over 7 years through 2013 at the fixed interest rate of 3.5% per annum. All accrued and unpaid interests on the borrowings were forgiven.

New terms were obtained for the accounts payable due to various vendors, which require installment repayments over 3 years through 2007 at no interest.

In January 2005, Woori Bank exercised its security right on an apartment owned by Meridian. The proceeds of

~~W~~ 42,837 from foreclosure were used to pay debt principal, interest and other direct expenses related to the foreclosure.

Aside from the debt restructuring, Meridian had a borrowing from Chohung Bank (Chohung Bank has been merged into Shinhan Bank as of April 1, 2006), which was not included in the original restructuring plan, as the bank did not agree to the terms. In December 2005, Chohung Bank exercised its security right on the land and building, which had been provided as collaterals by Meridian. The proceeds of ~~W~~ 883,308 from the foreclosure, was paid to preemptive other creditors and Chohung Bank. Subsequent to the foreclosure, the original debt restructuring plan was modified to include the outstanding principal of ~~W~~ 1,074,455 to Chohung Bank. The repayments under the modified plan were scheduled as follows:

	2007	2008	2009	2010	2011	2012	2013	Total
Principal	~~W~~ 650,757	~~W~~ 650,757	~~W~~ 650,757	~~W~~ 650,757	~~W~~ 650,757	~~W~~ 650,757	~~W~~ 650,756	~~W~~ 4,555,298
Interest	159,435	136,659	113,883	91,106	68,329	45,553	22,777	637,742
Total	~~W~~ 810,192	~~W~~ 787,416	~~W~~ 764,640	~~W~~ 741,863	~~W~~ 719,086	~~W~~ 696,310	~~W~~ 673,533	~~W~~ 5,193,040

In December 2008, Korea Technology Credit Guarantee Fund reduced their original principal from ~~W~~ 1,151,884 to ~~W~~ 1,142,064. The repayments under the re-modified plan were scheduled as follows:

	2007	2008	2009	2010	2011	2012	2013	Total
Principal	~~W~~ 456,966	~~W~~ 649,082	~~W~~ 649,082	~~W~~ 649,082	~~W~~ 649,082	~~W~~ 649,082	~~W~~ 649,081	~~W~~ 4,351,457
Interest	481,388	158,465	162,399	150,251	138,315	45,461	22,727	1,159,006
Total	~~W~~ 938,354	~~W~~ 807,547	~~W~~ 811,481	~~W~~ 799,333	~~W~~ 787,397	~~W~~ 694,543	~~W~~ 671,808	~~W~~ 5,510,463

However, due to the recurring losses from operations, Meridian was not able to meet the repayment schedule. As of December 31, 2011, Meridian has not paid ~~W~~ 3,053,294 of principal and ~~W~~ 1,090,818 of accrued interest outstanding to financial institutions, and ~~W~~ 757,896 of accounts payable to various vendors. However, the Company continuously tries to pay overdue principal and interest under the consultation with the creditor.

The status of the restructuring plan is reported to Chooncheon District Court, Korea every quarter. However, under the restructuring plan (or composition), the Court does not have authorities to dictate or supervise day-to-day financial activities, which is typical for court receivership. Therefore, any additional debt or equity financing could be made with no intervention from the Court.

Meridian continuously carried out an aggressive global marketing with the funds raised in 2011. As a result, the Company generated ~~W~~ 345,096 operating profit for the year ended December 31, 2011. Despite of this effort, due to the global financial crisis and the entrance of imitation machines in export market, the Company’s performance is not easy to eliminate the accumulated deficit. However, the Company has a plan for attract new foreign investment that will improve financial structures and reinforce the R&D activity and marketing activity.

Note 3. Summary of Significant Accounting Policies

The consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Significant accounting policies followed by the Company in the preparation of the accompanying consolidated financial statements are summarized below.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Meridian, the parent company and its wholly-owned subsidiary, Meitian Co., Ltd. All significant inter-company balances and transactions have been eliminated.

Revenue Recognition

Revenue is recognized pursuant to applicable accounting standards including Securities and Exchange Commission (“SEC”) Staff Accounting Bulletin (“SAB”) No. 101 (SAB 101), “Revenue Recognition in Financial Statements”, and SAB 104, Revenue Recognition. SAB 101 as amended and SAB 104 summarize certain points of the SEC staff’s views in applying generally accepted accounting principles to revenue recognition in financial statements and provide guidance on revenue recognition issues in the absence of authoritative literature addressing a specific arrangement or a specific industry. The Company’s revenue recognition policy complies with the requirements of SAB 101 and SAB 104.

Revenues from the sale of products and the rendering of services are recognized when the significant risks and rewards of ownership of the goods have been transferred to the customer and collectability is reasonably assured. The Company recognizes revenue from sales of products when the products are shipped to the customers. For medical equipment, the Company’s sales policy does not allow returns unless the products are defective. The customer’s acceptance is governed by the terms on the contract or arrangement, and any transactions not meeting the predetermined conditions are not recorded as revenue.

Use of Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying disclosures. The most significant estimates and assumptions relate to the allowance for doubtful accounts, inventory write-down due to decline in market value and deferred tax valuation allowance. Although these estimates are based on management’s best knowledge of current events and actions that the Company may undertake in the future, actual results may be different from the estimates.

Cash and Cash Equivalents

Cash and cash equivalents include all cash balances and highly liquid investments, including term deposits and short-term bonds which are readily convertible into known amounts of cash and have an original maturity of three months or less. For the purposes of the statements of cash flows, the Company considers all highly liquid instruments with original maturities of three months or less to be cash equivalents.

Allowance for Doubtful Accounts

Allowance for doubtful accounts is estimated based on analysis of individual accounts and past experience of collection. When circumstances indicate that collection of an accounts receivable is doubtful, an allowance and a charge against earnings are recognized. When circumstances indicate that collection of an accounts receivable is not to be realized, the outstanding accounts receivable and the associated allowance are written off.

Concentrations of credit risk

Financial instruments that potentially subject the Company to a concentration of credit risk consist primarily of cash, cash equivalents, short-term and long-term investments and accounts receivable. The Company places its cash primarily in deposit accounts with reputable financial institutions. The Company's accounts receivable are derived primarily from revenue earned from customers located in the U.S., Europe and Korea. The Company performs ongoing credit evaluations of its customers' financial condition and, generally, requires no collaterals from its customers. The Company maintains an allowance for doubtful accounts receivable based upon the expected collectability of accounts receivable. There was ~~W~~ 317,409 write-off in the year ended December 31, 2011 and was ~~W~~ 522,823 write-off in 2010.

In 2011, the Company had two customers that each represented more than 10% of its revenues, one of which represented approximately 43.2% of revenues and the other which represented approximately 14.3% of revenues. In 2010, the Company had one customer represented approximately 55.8% of revenues. In 2009, the Company had two customers that each represented more than 10% of its revenues, one of which represented approximately 47.5% of revenues and the other which represented approximately 11% of revenues.

At December 31, 2011, the Company had one customer that accounted for 96% of account receivable. At December 31, 2010, the Company had one customer that accounted for 77% of accounts receivable.

Value - Added Taxes

Under the Korean Value-Added Tax ("VAT") law, the Company pays a 10% VAT on each purchase of VAT-taxable goods or services("input VAT") and collects VAT from its customers equal to 10% of sales ("output VAT"). The net amount is recorded as prepaid VAT, if the input VAT is greater than the output VAT, or VAT payable if the output VAT is greater than the input VAT.

Inventories

Inventories are stated at the lower of cost or net realizable value. Net realizable value is the estimated selling price in the ordinary course of business less the estimated selling cost. The cost of inventories is determined on the average cost method. The Company reviews the components of inventories on a regular basis for excess or obsolete inventories and makes appropriate adjustments to the value of inventories in the period that such excess or obsolete inventories are identified.

Investment in Affiliate

Investee entities, in which the Company may exercise significant influence, but not control, are accounted for under the equity method of accounting. Whether the Company exercises significant influence with respect to an investee depends on an evaluation of several factors including, among others, representation on the entity’s board of directors and ownership level, generally 20% to 50% interest in the voting securities of the entity including voting rights associated with the Company’s holdings in common, preferred and other convertible instruments in the entity. Under the equity method of accounting, the Company’s share of the earnings or losses of these entities is included in the equity income (loss) section of the consolidated statements of operations.

Determination of impairment is based on the consideration of such factors as operating results, business plans and estimated future cash flows. Net realizable value is determined through the use of such methodologies as discounted cash flows, valuation of recent financings and comparable valuations of similar companies.

Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation. Significant additions or improvements extending useful lives of assets are capitalized. However, normal maintenance and repairs are charged to expense as incurred.

Depreciation is computed by the declining-balance method using rates based on useful lives of 4 years.

Impairment of Long-Lived Assets

The Company reviews for the impairment of long-lived assets, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. An impairment loss would be recognized when estimated undiscounted future net cash flows expected to result from the use of the asset and its eventual disposition are less than its carrying amount. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

No impairment loss was recognized in 2011, 2010 and 2009.

Intangible Assets

Intangible assets, which consist of patents and trademarks, are stated at cost less accumulated amortization computed using the straight-line method over their estimated useful lives of 10 years.

Accrued Severance Benefits

Employees who have been with the Company for more than one year are entitled to lump-sum payments based on current rates of pay and length of service when they leave the Company. The Company's estimated liability under the plan which would be payable if all employees left on the balance sheet date is accrued in the accompanying balance sheets.

Through March 1999, under the National Pension Plan in Korea, the Company was required to transfer a certain portion of retirement allowances of employees to the National Pension Fund. The amount transferred will reduce the retirement and severance benefit amount to be payable to the employees and is accordingly reflected in the accompanying financial statements as a reduction from the accrued severance benefits liability. Since April 1999, however, under a new regulation, such transfers to the National Pension Fund became no longer required.

Shipping and Handling Costs

The Company includes shipping and handling costs in selling, general and administrative costs. Shipping and handling costs for the years ended December 31, 2011, 2010 and 2009, amounted to ~~W~~ 2,351, ~~W~~ 2,623, and

~~W~~ 4,202, respectively.

Research and Development Costs

Research and development costs consist primarily of payroll, depreciation expense and other overhead expenses which are all expensed as incurred until technological feasibility is reached. The Company has expensed ~~W~~ 256,465, ~~W~~ 170,506 and ~~W~~ 283,237 during the years ended December 31, 2011, 2010 and 2009, respectively.

Advertising Costs

The Company expenses advertising expenses as they are incurred. Advertising expenses for the years ended December 31, 2011, 2010 and 2009 were ~~W~~ 8,376, ~~W~~ 5,099 and ~~W~~ 10,372, respectively.

Fair Value of Financial Instruments

The estimated fair value reported in the consolidated financial statements have been determined using available market information and valuation methodologies, as applicable. The carrying amount of cash and cash equivalents, accounts receivable, accounts payable, and all other current assets and liabilities approximate their fair value because of their short term maturities at December 31, 2011 and 2010, unless otherwise stated. The fair value of non-current assets and liabilities approximate their carrying value unless otherwise stated. The fair value of the Company's long-term debt is based on interest rates that would be available to the Company for the issuance of debt with similar terms.

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Other Comprehensive Income

Other comprehensive income refers to revenues, expenses, gains and losses that, under U.S GAAP are included in comprehensive income, but are excluded from net income as these amounts are recorded directly as an adjustment to shareholders’ deficiency. The Company’s other comprehensive income is primarily comprised of foreign currency translation gain (loss).

Translation of Foreign Currency

The Company applies ASC 830, Foreign Currency Matters, for translating foreign currency into Korean Won in its consolidation of the financial statements. Upon consolidation of the Company’s foreign subsidiary into the Company’s consolidated financial statements, any balances with the subsidiary denominated in the foreign currency are translated at the exchange rate at year end. The financial statements of MAMI have been translated based upon US Dollar as the functional currency. MAMI’s assets and liabilities were translated using the exchange rate at year end and income and expense items were translated at the average exchange rate for the year. The resulting translation adjustment was included in other comprehensive income (loss).

The Company used the exchange rates published by The Korea Financial Telecommunications & Clearings Institute.

Noncontrolling Interest in Consolidated Subsidiary

The Company’s consolidated financial statements has included 100% of the assets, liabilities, revenues and expenses of its majority-owned subsidiary over which it has had effective control. The ownership interests of the other stockholders has been reflected as noncontrolling interests. For the year ended at December 31, 2011, the Company does not recognize the noncontrolling interests due to the disposal of the majority-owned subsidiary.

Earnings (Loss) Per Share

Basic earnings (loss) per share is computed by dividing net income (loss) attributable to common shareholders by the weighted average number of common shares outstanding for all periods. Diluted earnings (loss) per share is computed by dividing net earnings (loss) by the weighted average number of common shares outstanding, increased by common stock equivalents. Common stock equivalents are calculated using the treasury stock method and represent incremental shares issuable upon exercise of the Company’s outstanding stock options. However, potential common shares are not included in the denominator of the diluted earnings (loss) per share calculation when inclusion of such shares would be anti-dilutive, such as in a period in which a net loss is recorded.

Stock Option Plan

The Company previously applied the intrinsic value-based method of accounting prescribed by APB Opinion No. 25, "Accounting for Stock Issued to Employees,” and related interpretations, in accounting for its fixed stock option plan. As permitted, the Company had previously elected to adopt provisions of ASC 718, “Compensation - Stock Compensation”, for options granted to non-employees who perform services for the Company and the disclosure-only provisions of options granted to employees.

Pursuant to ASC Topic 718, the company measures the cost of employee services received in exchange for an award of stock-based compensation based on the grant-date fair value of the award. The cost is recognized over the requisite service period, except for awards granted to retirement-eligible employees, which are fully expensed by the grant date. No compensation cost is recognized for awards that are subsequently forfeited. However, the Company did not recognize compensation cost related with stock options as the vesting period was completed up prior to 2004 for all outstanding options.

The fair value of stock options granted were estimated on the dates of grant using the Black-Scholes option pricing model with the following assumptions: dividend yield and expected volatility of nil for all years, risk-free interest rate of 5.64% to 9% and expected lives of 4 years. The weighted average fair value per stock option granted during 2001 was ~~W~~ 607.

At December 31, 2011 there is no stock option plan outstanding.

Recent Accounting Pronouncements

In October 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Accounting Standards Update (“ASU”) 2009-13, Revenue Recognition (Topic 605) — Multiple-Deliverable Revenue Arrangements. This update establishes a selling price hierarchy for determining the selling price of a deliverable. The amendments of this update replaces the term “fair value” in the revenue allocation guidance with “selling price” to clarify that the allocation of revenue is based on entity-specific assumptions rather than assumptions of a marketplace participant. In conjunction with the FASB’s deliberations on ASU 2009-13, the FASB considered whether similar changes should be made to the guidance in ASC 985, Software. The FASB considered whether alternatives for determining “fair value” or selling price should also apply to arrangements that have deliverables that are within the scope of ASC 985. The FASB observed that multiple deliverable arrangements in the software industry differ from multiple deliverable arrangements in other industries. As such, the higher threshold of VSOE for purposes of separating software deliverables was retained as was the use of the residual method, where appropriate. Instead, the FASB issued ASU 2009-14, Software (Topic 985) — Certain Revenue Arrangements That Include Software Elements, which modified the scope of ASC 985 to exclude tangible products and certain software components of tangible products from its scope. The ASUs are effective for the revenue arrangements entered into or materially modified in fiscal year beginning on or after June 15, 2010. The Company adopted these amendments effective in the first quarter of 2011, and the adoption did not impact the Company’s financial condition and results of operations as ASC 985 is still applicable for the Company.

In December 2010, the FASB issued ASU 2010-28, when to perform step 2 of the goodwill impairment test for reporting units with zero or negative carrying amounts (a consensus of the FASB Emerging Issues Task Force). The ASU modifies step 1 of the goodwill impairment test under ASC 350, Intangibles — Goodwill and Other, for reporting units with zero or negative carrying amounts to require an entity to perform step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that a goodwill impairment exists and whether an interim goodwill impairment test between annual test dates is necessary, an entity should consider whether there are adverse qualitative factors, including the examples provided in ASC paragraph 350-20-35-30, in determining whether an interim goodwill impairment test between annual test dates is necessary. The ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2010, for a public entity. The Company adopted the amendments, and the adoption did not impact the Company’s financial condition and results of operations.

In May 2011, FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs to provide largely identical guidance about fair value measurement and disclosure requirements. This standard does not extend the use of fair value but, rather, provide guidance about how fair value should be applied where it already is required or permitted under IFRS. For U.S. GAAP, most of the changes are clarifications of existing guidance or wording changes to align with IFRS 13. A public entity is required to apply the ASU prospectively for interim and annual periods beginning after December 15, 2011. Early adoption is not permitted for a public entity. In the period of adoption, a reporting entity will be required to disclose a change, if any, in valuation technique and related inputs that result from applying the ASU and to quantify the total effect, if practicable. The Company is currently assessing the potential impact of the guidance.

In September 2011, the FASB issued ASU 2011-08, Testing Goodwill for Impairment, to help entities perform their goodwill impairment test in a cost-effective manner. This ASU allows entities the option to perform a qualitative assessment to determine whether it is more likely than not that a reporting unit's fair value is less than its carrying amount prior to performing the two-step impairment test. An entity has the option to either perform a qualitative assessment or by-pass the qualitative assessment and proceed directly to Step 1 of the two-step goodwill impairment test for each of its reporting units. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011 with early adoption permitted. The Company has early adopted this ASU and the adoption of ASU 2011-08 had no material impact on the Company’s consolidated financial statements.

In June and December 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, and ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. The amended guidance requires an entity to present components of net income and other comprehensive income in one continuous statement, referred to as the statement of comprehensive income, or in two separate, but consecutive statements. The current option to report other comprehensive income and its components in the statement of stockholders’ equity will be eliminated. Although the new guidance changes the presentation of comprehensive income, there are no changes to the components that are recognized in net income or other comprehensive income under existing guidance. An entity should apply the ASU retrospectively. For a public entity, these ASUs are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company does not expect the adoption of this guidance to have any impact on our consolidated financial statements.

Note 4. Convenience Translation into United States Dollar-Amounts

The Company reports its consolidated financial statements in Korean Won. The United States dollar (“US dollar”) amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, and have been converted at the rate of 1,158.50 Korean Won to one US dollar, which is the noon buying rate of the U.S. Federal Reserve Bank of New York in effect on December 31, 2011. Such translations should not be construed as representations that the Korean Won amounts represent, have been, or could be, converted into, US dollars at that or any other rate. The US dollar amounts are unaudited and are not presented in accordance with generally accepted accounting principles generally accepted either in the Republic of Korea or the United States of America.

Note 5. Error Correction

The Company has not presented other comprehensive income item for the income statements while the accumulated comprehensive income has been illustrated in consolidated balance sheets and consolidated statement of changes in shareholders' deficiency. The other comprehensive income refers to revenues, expenses, gains and losses that, under U.S GAAP are included in comprehensive income, but are excluded from net income as these amounts are recorded directly as an adjustment to shareholders’ deficiency. The Company’s other comprehensive income is primarily comprised of foreign currency translation gain (loss). The other comprehensive income is illustrated retrospectively in item 18. table Consolidated Statements of Operations and Comprehensive Income (Loss) as net of tax. This error has no material effect on historical financial statements.

Note 6. Accounts Receivable

Trade and other accounts receivable at December 31 are as follows:

	2011	2010
Trade	~~W~~ 482,161	~~W~~ 352,727
Others	68,528	40,028
	550,689	392,755
Allowance for doubtful accounts	(12,560)	(297,840)
Accounts Receivable, net	~~W~~ 538,129	~~W~~ 94,915

Note 7. Inventories

Inventories are comprised of the following as of December 31:

	2011	2010
Merchandise	~~W~~ 54,352	~~W~~ 54,352
Finished goods	39,632	33,965
Work-in-process	105,106	91,604
Raw material	346,866	219,420
	545,956	399,341
Reserves	(261,365)	(264,409)
	~~W~~ 284,591	~~W~~ 134,932

Merchandise consists of medical equipment, medical supplies and electronic equipment purchased and held for resale by the Company. Finished goods are comprised principally of alternative medical equipment manufactured by the Company.

Note 8. Property, Plant and Equipment

Property, plant and equipment are comprised of the following at December 31:

	2011	2010
Machinery	~~W~~ 49,715	~~W~~ 55,276
Vehicles	-	-
Tools	47,900	47,900
Furniture and fixtures	931,432	930,281
	1,029,047	1,033,457
Less accumulated depreciation	(1,024,900)	(1,016,991)
Property, plant and equipment, net	~~W~~ 4,147	~~W~~ 16,466

Depreciation expenses for the years ended December 31, 2011, 2010 and 2009 were ~~W~~ 13,078, ~~W~~ 24,912 and

~~W~~ 38,172, respectively.

Note 9. Equity Method Investment

The Company accounts for its ownership interest in Beijing Meridian Medicals Equipment Co., Ltd. ("Beijing Meridian") under the equity method of accounting and adjusts its investment balance for its share of Beijing Meridian income and losses. Beijing Meridian’s primary business is wholesale and retail of medical equipment in China.

In 2010, however the Company recognized ~~W~~ 37,382 loss on impairment of equity method investments securities considering the factors indicating that a decrease in value of the investment has occurred.

Note 10. Patents and Trademarks

Patents and trademarks are comprised of the following at December 31:

	2011	2010
Acquisition cost	~~W~~ 5,466	~~W~~ 5,466
Less accumulated amortization	(5,466)	(5,278)
Intangible assets, net	~~W~~ -	~~W~~ 188

Amortization expenses for the years ended December 31, 2011, 2010 and 2009 were ~~W~~ 188, ~~W~~ 188 and ~~W~~ 188, respectively.